INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Long-Term [Abstract]
Equity investments - without readily determinable fair value	$ 101	$ 102
Other investments - with readily determinable fair value	31	26
Trading securities	43	36
Long-term investments	175	164
Amounts included in other income (expense), net [Abstract]
Net gain (loss) on equity securities	6	(41)	$ (67)
Net gain (loss) on equity securities sold during the period	0	(15)	11
Unrealized gain (loss) on equity securities	6	(26)	(78)
Trading, Unrealized Gain (Loss)	10	2	(7)
Other than Temporary Impairment Losses, Investments	11	$ 0	0
Unrealized gain on non-marketable equity securities	$ 1		$ 6